Statutory Requirements (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 28, 2019	Jan. 25, 2018	Dec. 31, 2019	Dec. 31, 2018
Statutory Requirements [Line Items]
Common share dividends	$ 278.0	$ 283.2	$ 453.8	$ 442.7
Dividend capacity available			1,625.2
Allied World
Statutory Requirements [Line Items]
Dividend capacity available			798.7
Odyssey Group
Statutory Requirements [Line Items]
Dividend capacity available			347.6
Crum & Forster
Statutory Requirements [Line Items]
Dividend capacity available			140.6
Brit
Statutory Requirements [Line Items]
Dividend capacity available			138.8
Northbridge
Statutory Requirements [Line Items]
Dividend capacity available			132.6
Zenith National
Statutory Requirements [Line Items]
Dividend capacity available			66.9
Insurance and reinsurance companies
Statutory Requirements [Line Items]
Common share dividends			$ 282.3	$ 415.2